Share-Based Payments - Other Share Based Payment Plan (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	5,385	5,746
Liabilities accrued	$ 232,000	$ 377,000
Compensation expense	227,000	757,000
Sun Share Units and Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	43,000	213,000
Income tax expense (benefit)	$ (9,000)	$ (54,000)
Sun Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	4,675	4,817
Liabilities accrued	$ 188,000	$ 314,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	710	929
Liabilities accrued	$ 44,000	$ 63,000